Note 22 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current	$ 78,010	$ 121,008
Deferred	(9,924)	(25,998)
Income tax expense	68,086	95,010
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Current, Canada	3,125	9,390
Deferred, Canda	(10,360)	(3,006)
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Current, United States and Other Foreign	28,268	60,101
Deferred, United States and Other Foreign	16,753	(11,837)
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Current, United States and Other Foreign	46,617	51,517
Deferred, United States and Other Foreign	$ (16,317)	$ (11,155)